Long-Term borrowings - Finance liabilities with respect to the Right-of-Use assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Borrowings
Finance liabilities with respect to the Right-of-Use assets	$ 4,502	$ 33,738
Office space
Borrowings
Finance liabilities with respect to the Right-of-Use assets	2,062	14,518
Cars
Borrowings
Finance liabilities with respect to the Right-of-Use assets	$ 2,440	$ 19,220